REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
The following table presents the Company’s revenues according to the Company’s segments:

	Period ended June 30,
	2020	2019
Airport Security and Other Aviation Services	$113,840	152,622
Technology	12,286	11,870
Total revenues	$126,126	$164,492

Schedule of Company's Revenues Disaggregated by Geography
The following table presents the Company’s revenues disaggregated by geography according to the customers billing address:

	Period ended June 30,
	2020		2019
Germany	$59,779	47%	$67,501	41%
The Netherlands	30,461	24%	49,007	30%
United States	22,583	18%	35,787	22%
Other countries	13,303	11%	12,197	7%
Total revenues	$126,126	100%	$164,492	100%